Other Real Estate and Repossessed Assets Acquired in Settlement of Loans - Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of activity in valuation allowance for other real estate owned in settlement of loans
Balance, beginning of period	$ 3,221	$ 3,129	$ 3,233
Provision for other real estate owned	26	284	213
Charge-offs	(245)	(192)	(317)
Balance, end of period	$ 3,002	$ 3,221	$ 3,129